Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value of Assets and Liabilities
Fair Value of Assets and Liabilities
7.	Fair Value Measurement

Recurring

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2022	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,006,783	—	1,006,783
Total Assets	—	1,006,783	—	1,006,783

	Level 1	Level 2	Level 3	Fair Value
December 31, 2023	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,668,550	—	1,668,550
Total Assets	—	1,668,550	—	1,668,550

The Group calculated the estimated fair value of its available-for-sale investments and investments under fair value option as of December 31, 2022 and 2023 using alternative pricing sources and models with market observable inputs. Accordingly, the Group classifies the fair value measurement calculated using valuation techniques that use these inputs as Level 2 measurement.

Non-recurring

Certain assets, such as prepayment, intangible asset, long-term investment are measured at fair value only if they were determined to be impaired. The fair values were measured under income approach, based on the Company’s best estimation. Significant inputs (level 3) used in the income approach primarily included future estimated cash flows and discount rate.